Schedule of Fair Value of Black-Scholes Option Pricing Modeling (Details)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	2.92%
Expected life	3 years
Expected volatility	111.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.84%
Expected life	5 years
Expected volatility	129.00%